Manor Fund
The Manor Fund
Investment Objective
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.
Shareholder Fees (Expenses that you pay each year as a percentage of the value of your investments)
Shareholder Fees	Manor Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Manor Fund
Management Expenses	1.00%
12b-1 Distribution Fee	none
Other Expenses	0.72%
Total Annual Operating Expenses	1.72%
Reimbursement from Manager	(0.22%)
Total Annual Fund Operating Expenses	1.50%

Example

The following example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest  $10,000 in shares of the Manor Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Manor Fund	156	488	843	1,628

Portfolio Turnover

The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 3.20%.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over  $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company.  The Fund generally holds individual investments for three to five years.

Principal Risks

An investor could lose money investing in the Manor Fund.  The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact large corporations,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the manor Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the performance of the Manor Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was –20.74% during the 4th Quarter 2008.  The highest return was 16.7% during the 4th Quarter 1998.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	10 Years
Manor Fund -Comparison Index-S&P 500 Index - (Reflects no deductions for taxes, fees or expenses)	15.06%	2.29%	3.29%
Manor Fund	13.29%	2.34%	2.12%
Manor Fund Return After Taxes on Distributions	13.19%	1.83%	0.91%
Manor Fund Return After Taxes on Distributions and Sale of Fund Shares	8.64%	1.87%	3.28%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.
Growth Fund
The Growth Fund
Investment Objective
The Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (Expenses that you pay each year as a percentage of the value of your investments)
Shareholder Fees	Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Growth Fund
Management Expenses	1.00%
12b-1 Distribution Fee	none
Other Expenses	0.76%
Total Annual Operating Expenses	1.76%
Reimbursement from Manager	(0.26%)
Total Annual Fund Operating Expenses	1.50%

Example

The following example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest  $10,000 in shares of the Growth Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Growth Fund	156	488	843	1,628

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 9.86%.

Principal Investment Strategies

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over  $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings.  The Growth Fund generally holds individual investments for three to five years.

Principal Risks

An investor could lose money investing in the Growth Fund.  The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the performance of the Growth Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was –23.67% for the 4th Quarter of 2008, the  highest  return was 21.2% during the 4th Quarter of 1999.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund -Comparison Index-S&P 500 Index (Reflects no deductions for taxes, fees or expenses)	15.06%	2.29%	3.29%
Growth Fund	19.18%	1.63%	2.52%
Growth Fund Return After Taxes on Distributions	19.18%	1.17%	2.27%
Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	12.46%	1.97%	3.77%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.
Bond Fund
The Bond Fund
Investment Objective
The Bond Fund seeks to provide current income.
Fees and Expenses

The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest  $10,000 in shares of the Bond Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Shareholder Fees	Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Bond Fund
Management Expenses	0.50%
12b-1 Distribution Fee	none
Other Expenses	0.85%
Total Annual Operating Expenses	1.35%
Reimbursement from Manager	(0.35%)
Total Annual Fund Operating Expenses	1.00%

Example

The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest  $10,000 in shares of the Bond Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bond Fund	105	327	561	1,083

Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 41.12%.

Principal Investment Strategies

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

Principal Risks

An investor could lose money investing in the Bond Fund.  The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the performance of the Bond Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart above, the lowest return for a calendar quarter was –0.63% for the 4th Quarter of 2001, the highest return was 4.14% during the 3rd Quarter of 2001.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	10 Years
Bond Fund -Comparison Index- Barclays Intermediate-term US Treasury Index (Reflects no deductions for taxes, fees or expenses)	4.13%	5.00%	4.13%
Bond Fund	0.85%	2.76%	3.11%
Bond Fund Return After Taxes on Distributions	0.67%	2.07%	2.50%
Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	0.60%	2.70%	1.97%

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2011
Registrant Name	dei_EntityRegistrantName	Manor Investment Funds Inc
Central Index Key	dei_EntityCentralIndexKey	0001003924
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 19, 2011
Manor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Manor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Expenses that you pay each year as a percentage of the value of your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 3.20%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest  $10,000 in shares of the Manor Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over  $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company.  The Fund generally holds individual investments for three to five years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Manor Fund.  The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact large corporations,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the manor Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Manor Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Manor Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Annual Return 2001	rr_AnnualReturn2001	(16.24%)
Annual Return 2002	rr_AnnualReturn2002	(20.30%)
Annual Return 2003	rr_AnnualReturn2003	31.56%
Annual Return 2004	rr_AnnualReturn2004	13.55%
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	9.31%
Annual Return 2007	rr_AnnualReturn2007	4.24%
Annual Return 2008	rr_AnnualReturn2008	(31.42%)
Annual Return 2009	rr_AnnualReturn2009	26.83%
Annual Return 2010	rr_AnnualReturn2010	13.29%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was –20.74% during the 4th Quarter 2008.  The highest return was 16.7% during the 4th Quarter 1998.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 1998
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURNS

		(for the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.
Manor Fund | Manor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Expenses	rr_ManagementFeesOverAssets	1.00%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.72%
Reimbursement from Manager	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	843
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,628
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Manor Fund | Manor Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	0.91%
Manor Fund | Manor Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.64%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Manor Fund | -Comparison Index-S&P 500 Index - (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Expenses that you pay each year as a percentage of the value of your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 9.86%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest  $10,000 in shares of the Growth Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over  $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings.  The Growth Fund generally holds individual investments for three to five years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Growth Fund.  The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Growth Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Growth Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Annual Return 2001	rr_AnnualReturn2001	(6.18%)
Annual Return 2002	rr_AnnualReturn2002	(20.89%)
Annual Return 2003	rr_AnnualReturn2003	30.23%
Annual Return 2004	rr_AnnualReturn2004	11.93%
Annual Return 2005	rr_AnnualReturn2005	9.21%
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	(41.12%)
Annual Return 2009	rr_AnnualReturn2009	39.11%
Annual Return 2010	rr_AnnualReturn2010	19.18%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was –23.67% for the 4th Quarter of 2008, the  highest  return was 21.2% during the 4th Quarter of 1999.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 1999
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURNS

		(for the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.
Growth Fund | Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Expenses	rr_ManagementFeesOverAssets	1.00%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.76%
Reimbursement from Manager	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	843
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,628
1 Year	rr_AverageAnnualReturnYear01	19.18%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	2.52%
Growth Fund | Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.18%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	2.27%
Growth Fund | Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Growth Fund | -Comparison Index-S&P 500 Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bond Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest  $10,000 in shares of the Bond Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 41.12%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest  $10,000 in shares of the Bond Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Bond Fund.  The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Bond Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future
Annual Return 2001	rr_AnnualReturn2001	6.35%
Annual Return 2002	rr_AnnualReturn2002	6.69%
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	(0.09%)
Annual Return 2005	rr_AnnualReturn2005	0.66%
Annual Return 2006	rr_AnnualReturn2006	2.32%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	5.20%
Annual Return 2009	rr_AnnualReturn2009	(0.80%)
Annual Return 2010	rr_AnnualReturn2010	0.85%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart above, the lowest return for a calendar quarter was –0.63% for the 4th Quarter of 2001, the highest return was 4.14% during the 3rd Quarter of 2001.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2001
Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURNS

		(for the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.
Bond Fund | Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Expenses	rr_ManagementFeesOverAssets	0.50%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.35%
Reimbursement from Manager	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,083
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Bond Fund | Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Bond Fund | Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.60%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	1.97%
Bond Fund | -Comparison Index- Barclays Intermediate-term US Treasury Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	4.13%